March 6, 2009

U.S. Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Advantage Funds, Inc.
-Dreyfus Total Return Advantage Fund
-Dreyfus Global Absolute Return Fund
-Global Alpha Fund
Registration Statement File No. 33-51061
CIK No. 914775

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 84 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2009.

Very truly yours,

/s/ Andrew Wians
Andrew Wians
Paralegal